SCHEDULE OF COMMON STOCK (Details)	Dec. 31, 2024 shares
Tru Golf Nevada Shareholders Series A [Member]
Number of Shares Owned	5,750,274
Accrual Redemptions Ownership	43.40%
Tru Golf Nevada Shareholders Series B [Member]
Number of Shares Owned	1,716,860
Accrual Redemptions Ownership	13.00%
Private Placement Investors Two [Member]
Number of Shares Owned	571,450	[1]
Accrual Redemptions Ownership	4.30%	[1]
DMAQ Public Stockholders Three [Member]
Number of Shares Owned	1,460,077	[2]
Accrual Redemptions Ownership	11.00%	[2]
DMAQ Directors and Officers [Member]
Number of Shares Owned	280,000
Accrual Redemptions Ownership	2.10%
DMAQ Sponsor Four [Member]
Number of Shares Owned	3,162,500	[3]
Accrual Redemptions Ownership	23.90%	[3]
I Bankers Five [Member]
Number of Shares Owned	313,951	[4]
Accrual Redemptions Ownership	2.40%	[4]
Trugolf Holdings Inc [Member]
Number of Shares Owned	13,255,112
Accrual Redemptions Ownership	100.00%

[1]	DMAQ’s Insiders had an aggregate of 406,500 units, which contain 406,500 Private Placement Shares and 406,500 Private Rights. I-Bankers had an aggregate of 113,000 units, which contain 113,000 Private Placement Shares and 113,000 Private Rights. Each holder of a Private Right received one-tenth of one share of DMAQ Class A common stock upon consummation of the initial business combination. Private placement shares were the shares of DMAQ Class A common stock. The 519,500 shares of DMAQ Class A common stock and 519,500 Private Rights were exchanged for a total of 571,450 shares of New TruGolf Class A Common Stock upon the closing of the Business Combination.
[2]	Prior to and in connection with the approval of the Business Combination, holders of 378,744 DMAQ Class A Shares properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from the IPO. In addition, in connection with the January 26, 2024, meeting to amend certain provisions of DMA’s corporate documents allowing DMAQ to extend its existence, an additional 943 shares were redeemed, resulting in actual redemptions of 379,687 shares out of the total 574,764 shares of DMAQ common stock subject to redemption. Upon the closing of the Business Combination, 1,265,000 shares of New TruGolf Class A common stock were issued upon the conversion of 12,650,000 Public Rights.
[3]	In connection with the Business Combination, 3,162,500 shares of DMAQ Class A common stock held by the Sponsor and its affiliates were converted into 3,162,500 shares of New TruGolf Class A common stock.
[4]	Reflects the payment of the transaction fee pursuant to the BCMA Amendment due at Closing, which was paid to I-Bankers equal to (i) $2,000,000 in cash and (ii) 212,752 New TruGolf Class A Common Shares, and an aggregate of 101,200 Representative Shares issued in connection with the IPO were exchanged to New TruGolf Class A common stock upon the Closing.